Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
Research and development	$ 20,135	$ 5,844	$ 2,534
General and administrative	22,719	4,588	2,658
Total operating expenses	42,854	10,432	5,192
Operating loss	(42,854)	(10,432)	(5,192)
Other income (expense), net:
Foreign exchange loss	(124)	(204)	(570)
Other income (expense), net	(1,105)	486	282
Total other income (expense), net	(1,229)	282	(288)
Loss before income taxes	(44,083)	(10,150)	(5,480)
Income tax benefit	450	480	93
Net loss	(43,633)	(9,670)	(5,387)
Net loss attributable to non-controlling interest	53		92
Net loss attributable to Strongbridge Biopharma	(43,580)	(9,670)	(5,295)
Comprehensive loss	(43,580)	(9,670)	(5,295)
Net loss attributable to ordinary shareholders:
Basic and diluted	$ (43,580)	$ (9,670)	$ (5,295)
Net loss per share attributable to ordinary shareholders:
Basic and diluted	$ (2.62)	$ (1.20)	$ (0.88)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders
Basic and diluted	16,606,669	8,043,175	6,017,895